Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Company does not currently grant, and has not in recent history granted, share options or similar option-like securities to its directors, named executive officers, or other employees, and it did not grant any share options during the fiscal year ended December 31, 2025. Accordingly, the Company does not maintain a formal policy regarding the timing of grants of share options or similar option-like awards. The Compensation Committee approves the grant of equity compensation awards that are not option-like (such as restricted shares) at approximately the same time every year pursuant to a pre-determined schedule. In connection with equity compensation awards, the Compensation Committee does not take material nonpublic information into account when determining the timing and terms of such awards, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	the Company does not maintain a formal policy regarding the timing of grants of share options or similar option-like awards. The Compensation Committee approves the grant of equity compensation awards that are not option-like (such as restricted shares) at approximately the same time every year pursuant to a pre-determined schedule.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false